Advances from Customers (Details) - Schedule of Advances from Customers - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Advances from Customers [Line Items]
Total amount of advances from customers	$ 5,732,349	$ 9,645,494
Amusement Park Card Recharge [Member]
Schedule of Advances from Customers [Line Items]
Total amount of advances from customers	$ 5,732,349	$ 9,645,494